Total
Schwab U.S. Aggregate Bond ETF
Schwab® U.S. Aggregate Bond ETF
Investment Objective
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. This table does not reflect any brokerage fees or commissions you may incur when buying or selling fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schwab U.S. Aggregate Bond ETF Schwab U.S. Aggregate Bond ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab U.S. Aggregate Bond ETF Schwab U.S. Aggregate Bond ETF
Management fees	0.04%
Other expenses	none
Total annual fund operating expenses	0.04%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect any brokerage fees or commissions you may incur when buying or selling fund shares. Your actual costs may be higher or lower.
Expenses on a $10,000 Investment
Expense Example	1 Year	3 Years	5 Years	10 Years
Schwab U.S. Aggregate Bond ETF | Schwab U.S. Aggregate Bond ETF | USD ($)	4	13	23	51

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 63% of the average value of its portfolio.
Principal Investment Strategies
To pursue its goal, the fund generally invests in securities that are included in the Bloomberg Barclays US Aggregate Bond Index†. The index is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed-rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating-rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month. As of December 31, 2019, there were approximately 10,982 securities in the index.

It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities included in the index, including TBA transactions, as defined below. The fund will notify its shareholders at least 60 days before changing this policy.

Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in its index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index; (b) high-quality liquid investments, such as securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers; (c) other investment companies; and (d) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to help manage interest rate exposure. The fund may also invest in cash and cash equivalents, including money market funds, and lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.

Because it is not possible or practical to purchase all of the securities in the index, the fund’s investment adviser will seek to track the total return of the index by using sampling techniques. Sampling techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including interest rate and yield curve risk, maturity exposures, industry, sector and issuer weights, credit quality, and other risk factors and characteristics. The fund expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective. The fund may sell securities that are represented in the index in anticipation of their removal from the index. The fund generally expects that its weighted average duration will closely correspond to the weighted average duration of the index, which as of December 31, 2019, was 5.80 years.

As of December 31, 2019, approximately 27.03% of the bonds represented in the index were U.S. fixed-rate agency mortgage pass-through securities. U.S. fixed-rate agency mortgage pass-through securities are securities issued by entities such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) that are backed by pools of mortgages. Most transactions in fixed-rate mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, and are often referred to as “to-be-announced transactions” or “TBA transactions.” In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to settlement date; however, it is not anticipated that the fund will receive the pools, but will instead participate in rolling TBA transactions. The fund anticipates that it may enter into such contracts on a regular basis. This may result in a significantly higher portfolio turnover for the fund than a typical index fund. The fund, pending settlement of such contracts, will invest its assets in high-quality liquid short-term instruments, including Treasury securities and shares of money market mutual funds. The fund will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the fund’s own fees and expenses.

The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry, group of industries or sector to approximately the same extent that its index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

The investment adviser seeks to achieve, over time, a correlation between the fund’s performance and that of its index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the index. A number of factors may affect the fund’s ability to achieve a high correlation with its index, including the degree to which the fund uses a sampling technique (or otherwise gives a different weighting to a security than the index does). The correlation between the performance of the fund and its index may also diverge due to transaction costs, asset valuations, timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.

† Index ownership – Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The Schwab U.S. Aggregate Bond ETF is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Principal Risks
The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters, and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Market disruptions could cause delays in the index’s rebalancing schedule which may result in the index and, in turn, the fund experiencing returns different than those that would have been achieved under a normal rebalancing schedule.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also may be low. Changes in interest rates also may affect the fund’s share price: a rise in interest rates generally causes the fund’s share price to fall. The longer the fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the fund invests.

Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.

Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund uses a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.

Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Portfolio Turnover Risk. The fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index, primarily due to the fund rolling over its positions in TBAs as it tracks the portion of the index represented by mortgage-backed securities. A higher portfolio turnover rate may result in increased transaction costs, which may lower the fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to the fund’s shareholders.

Prepayment and Extension Risk. Certain fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.

Non-U.S. Issuer Risk. The fund may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities. The fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. Certain of the mortgage-backed securities in which the fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause the fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through TBA transactions. The fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.

Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.

For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.
Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/schwabetfs_prospectus.
Annual Total Returns (%) as of 12/31

Best Quarter: 3.06% Q2 2019 Worst Quarter: (3.03%) Q4 2016
Average Annual Total Returns as of 12/31/19
Average Annual Total Returns - Schwab U.S. Aggregate Bond ETF	1 Year	5 Years	Since Inception	Inception Date
Schwab U.S. Aggregate Bond ETF	8.64%	2.97%	3.08%	Jul. 14, 2011
Schwab U.S. Aggregate Bond ETF | After taxes on distributions	7.40%	1.91%	2.12%	Jul. 14, 2011
Schwab U.S. Aggregate Bond ETF | After taxes on distributions and sale of shares	5.10%	1.79%	1.95%	Jul. 14, 2011
Comparative Index (reflects no deduction for expenses or taxes) Bloomberg Barclays US Aggregate Bond Index	8.72%	3.05%	3.20%	Jul. 14, 2011

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.